UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)
 DWS Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 112.2%
Alabama 0.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,107,000
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,051,491
5.5%, 12/1/2029	1,400,000	1,500,842
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,187,830

		5,740,163
California 20.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,446,750
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,014,255
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,118,513
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,646,750
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,020,341
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	12,667,227
California, State General Obligation:
5.5%, 3/1/2040	1,370,000	1,520,974
6.0%, 4/1/2038	10,000,000	11,601,400
California, State Infrastructure & Economic Development Bank Revenue, JSerra Catholic High School, Series A, 0.15% *, 9/1/2034, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,350,000
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,595,100
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,662,427
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,322,938
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,595,547
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030, INS: AGMC	13,270,000	14,024,665
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,444,840
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,285,315
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue, Coliseum Project, Series C-1, 0.12% *, 2/1/2025, LOC: Bank of New York Mellon & California State Teacher's Retirement System	2,020,000	2,020,000
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,036,030
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,208,815

		110,581,887
Colorado 1.0%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,701,750
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,336,725
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	100,000	102,969

		5,141,444
Florida 10.5%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	11,087,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,966,225
Series A-1, 5.375%, 10/1/2035	2,000,000	2,229,700
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,295,140
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,251,730
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,712,036
5.75%, 10/1/2038	5,000,000	5,371,900
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,938,009
Series A, 5.0%, 7/1/2040	11,895,000	12,857,781

		55,709,521
Georgia 7.2%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	1,030,000	1,106,199
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,805,702
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,318,866
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,962,603
Series A, 5.5%, 9/15/2024	5,000,000	5,458,950
Series A, 5.5%, 9/15/2028	10,000,000	10,928,700
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,772,098

		38,353,118
Hawaii 2.6%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,502,778
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020, INS: AMBAC	2,195,000	2,219,694
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,113,840
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	5,215,000	6,042,255

		13,878,567
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,698,650
6.75%, 11/1/2037	2,135,000	2,494,064

		5,192,714
Illinois 10.4%
Chicago, IL, Airport Revenue, O'Hare International Airport:
AMT, 5.5%, 1/1/2014, INS: AMBAC	10,000,000	10,033,100
Series A, 5.75%, 1/1/2039	5,000,000	5,748,200
Series B, 6.0%, 1/1/2041	9,000,000	10,507,320
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	2,212,576
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,682,350
Series D, 6.5%, 11/1/2038	1,000,000	1,155,510
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	3,120,660
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,464,096
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,150,315
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	3,000,000	3,267,300
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,121,650
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,025,614
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,366,550

		54,855,241
Indiana 0.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	2,026,992
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,388,720
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,157,800

		9,546,520
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,206,220
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,400,423

		5,606,643
Maryland 0.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,320,330
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,586,175

		2,906,505
Massachusetts 1.7%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	4,999,650
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,753,784

		8,753,434
Michigan 3.8%
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,418,975
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,730,179
Series I, 6.0%, 10/15/2038	1,000,000	1,141,930
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,452,350
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,271,474

		20,014,908
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,340,070
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,689,929
Nevada 2.8%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,623,398
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,470,200

		15,093,598
New Jersey 4.7%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,129,534
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,288,550
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,378,440
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., Prerefunded, 5.75%, 6/1/2032	1,300,000	1,318,681
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.5%, 6/15/2031	1,200,000	1,410,300
Series A, 5.5%, 6/15/2041	5,460,000	6,247,496
Series A, 6.0%, 12/15/2038	1,955,000	2,256,461
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,395,315
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,942,045
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,294,312

		24,661,134
New York 7.4%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.15% *, 7/1/2038, LOC: TD Bank NA	1,130,000	1,130,000
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,696,365
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,240,380
New York, State Housing Finance Agency Revenue, 400 East 84th Street Associates, Series A, 144A, AMT, 0.14% *, 5/15/2033, LIQ: Fannie Mae	1,800,000	1,800,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,255,000	4,670,926
5.25%, 12/15/2043	5,000,000	5,620,700
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,467,665
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,261,388
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,323,724

		39,211,148
North Carolina 0.8%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,035,710
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,479,610

		4,515,320
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,881,650
Ohio 2.1%
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,825,545
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,468,050
Series B, 5.5%, 1/1/2039	3,500,000	3,827,635

		11,121,230
Pennsylvania 2.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,874,930
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,359,380
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	2,995,348

		12,229,658
Puerto Rico 4.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,463,392
Series A, 6.5%, 8/1/2044	15,000,000	17,666,400

		21,129,792
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,311,580
South Carolina 1.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,502,730
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	5,920,364
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,809,131

		10,232,225
Tennessee 3.0%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,129,800
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,320,000
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	7,223,160
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,094,874

		15,767,834
Texas 13.3%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,196,860
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,704,880
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,310,428
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,843,945
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	7,011,290
First Tier, 6.0%, 1/1/2043	5,000,000	5,708,100
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,262,400
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	4,000,000	4,414,000
Series A, AMT, 5.875%, 11/1/2016, INS: FGIC, NATL	4,205,000	4,221,904
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,035,900
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.916% **, 12/15/2017	7,970,000	7,338,776
Series B, 1.066% **, 12/15/2026	1,500,000	1,110,060
Series D, 6.25%, 12/15/2026	5,000,000	5,887,500
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,274,231
5.5%, 8/1/2025	7,250,000	7,965,937
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,788,624
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,148,115

		70,222,950
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Series A, 0.12% *, 12/1/2030, LOC: TD Bank NA	1,000,000	1,000,000
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,651,425
Washington 2.8%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,364,500
Washington, State Health Care Facilities Authority, Fred Huntchinson Cancer Research Center, Series C, 0.13% *, 1/1/2041, LOC: Bank of America NA	300,000	300,000
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041	1,825,000	2,159,687
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,844,550

		14,668,737
Wisconsin 0.7%
Badge, WI, Tobacco Asset Securitization Corp., Prerefunded, 6.125%, 6/1/2027	1,700,000	1,725,857
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,768,968

		3,494,825

Total Municipal Bonds and Notes (Cost $522,022,912)		593,637,762
Municipal Inverse Floating Rate Notes (a) 50.9%
California 2.2%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	10,000,000	11,416,174
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.654%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
Florida 6.7%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	4,096,292
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,287,964
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,515,232
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,728,808
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	18,039,021
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.241%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		35,667,317
Massachusetts 4.9%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	20,259,465
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (b)	5,000,000	5,550,538
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.592%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		25,810,003
Nevada 6.1%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,433,572
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	10,955,251
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (b)	9,627,878	10,632,940
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.593%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		32,021,763
New York 16.5%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	13,500,000	15,933,915
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.2%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	11,606,303
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.594%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	11,750,100
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.99%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	6,087,014
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	9,066,005
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.59%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	12,000,000	13,336,800
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.2%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	19,763,780
Trust: New York City, NY, Series 2008-1190, 144A, 9.2%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		87,543,917
Pennsylvania 2.1%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (b)	10,000,000	11,310,700
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.2%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 6.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	12,206,175
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.985%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,639,526
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.99%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,932,339
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.998%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		35,778,040
Texas 2.2%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (b)	10,000,000	11,775,600
Trust: Texas, State General Obligation, Series 2008-1147, 144A, 9.2%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.4%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,439,173
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 3/25/2028 (b)	7,630,000	8,793,760
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.072%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

		18,232,933

Total Municipal Inverse Floating Rate Notes (Cost $242,842,231)		269,556,447

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $764,865,143) †	163.1	863,194,209
Other Assets and Liabilities, Net	(25.5)	(135,165,335)
Preferred Shares, at Redemption Value	(37.6)	(198,750,000)

Net Assets Applicable to Common Shareholders	100.0	529,278,874

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 29, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

†
The cost for federal income tax purposes was $762,621,767.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $100,572,442.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,850,565 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,278,123.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$863,194,209	$—	$863,194,209
Total	$—	$863,194,209	$—	$863,194,209

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended February 29, 2012.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012